Summary of Significant Accounting Policies - Schedule of Noncontrolling Interests (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	¥ 943,737,587	$ 131,832,703	¥ 385,752,204
VIDA [Member]
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	(43,638,871)	(6,096,006)	(39,556,588)
Viru [Member]
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	(10,683,880)	(1,492,454)	(10,518,406)
MicroAlgo [Member]
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	¥ 998,060,338	$ 139,421,163	¥ 435,827,198